Commitments and contingencies (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Purchase commitments
Total	$ 26,907
Less than one year	26,441
1-2 Years	465
2-3 Years	0
3-5 Years	0
Over 5 Years	0
Capital commitments
Total	2,783
Less than one year	2,783
1-2 Years	0
2-3 Years	0
3-5 Years	0
Over 5 Years	$ 0